CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended	6 Months Ended
		Jun. 30, 2022	Jun. 30, 2022
Income Statement [Abstract]
General and administrative costs		$ (495,216)	$ (749,695)
Loss from operations		(495,216)	(749,695)
Other income:
Investment income on Trust Account		293,122	378,596
Loss before income tax provision		(202,094)	(371,099)
Provision for income taxes		(57,000)	(64,350)
Net loss		$ (259,094)	$ (435,449)
Weighted average shares outstanding of common stock, basic and diluted-Public Shares	[1]	28,771,000	28,771,000
Basic and diluted net loss per share, Public Shares		$ (0.01)	$ (0.01)
Weighted average shares outstanding of common stock, basic and diluted-Founders Shares		7,140,000	7,140,000
Basic and diluted net loss per share, Founders Shares		(0.01)	(0.01)

[1]	Foreign currency translation adjustment is presented net of nominal tax expense for the years ended December 31, 2021, December 31, 2020, and December 31, 2019.